Other Real Estate Owned and Repossessed Assets - Net of Allowance for Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Other Real Estate [Roll Forward]
Balance at beginning of year	$ 7,553	$ 12,776	$ 19,100
Impairments	5,263	2,405	3,914
Charge-offs	(2,941)	(7,628)	(10,238)
Balance at end of year	$ 9,875	$ 7,553	$ 12,776